2018 REGISTERED DIRECT OFFERING	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Registered Direct Offering 2018 [Member]
REGISTERED DIRECT OFFERING 2018 [Line Items]
2018 REGISTERED DIRECT OFFERING

9.2018 REGISTERED DIRECT OFFERING

On June 28, 2018, the Company entered into a Securities Purchase Agreement (“2018 SPA”) with 8 accredited investors (“2018 Investors”) providing for the issuance and sale by the Company to the 2018 Investors of an aggregate of 9,070,000 units at a purchase price of $0.50 per Unit in a registered offering (“2018 Financing”). The securities comprising the units sold in the 2018 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, a Series G Warrant to purchase up to a number of shares of our common stock equal to 75% of the shares of Common Stock at an exercise price of $0.70 per share at any time prior to the fifth anniversary of the issuance date of the Series G Warrant subject to certain restrictions on exercise (“2018 Warrants”) and the shares issuable upon exercise of the 2018 Warrants. On July 2, 2018, the Closing Date of the 2018 Financing, the Company issued 9,070,000 shares of Common Stock.

The 2018 SPA contains certain restrictions in the Company’s ability to conduct subsequent sales of its equity securities. Until such time the three lead investors collectively own less than 20% of the Series G Warrants purchased by them pursuant to the 2018 SPA, the Company is prohibited from effecting or entering into an agreement to effect any issuance by the Company or any of its subsidiaries of Common Stock or securities convertible, exercisable or exchangeable for Common Stock (or a combination of units thereof) involving a Variable Rate Transaction (as defined in the 2018 SPA) including, but not limited to, an equity line of credit or “At-the-Market” financing facility. The gross proceeds to Arch from the 2018 Financing, were approximately $4.5 million before deducting financing costs of approximately $74,000.

The number of shares of the Company’s Common Stock into which each of the Series G Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series G Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series G Warrant for an amount of cash equal to $0.11 for each share of Common Stock underlying the Series G Warrant. During the three months ended December 31, 2020 and 2019, no Series G Warrants had been exercised. As of December 31, 2020, up to 6,802,500 shares may be acquired upon the exercise of the Series G Warrants.

Common Stock

On June 30, 2018 the shares were recorded as subscribed but not issued. On July 2, 2018, the Closing Date of the 2018 Financing, the Company issued 9,070,000 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series G Warrants relating to the aforementioned 2018 Financing in accordance with ASC 815‑10, Derivatives and Hedging. Since the Company may be required to purchase its Series G Warrants for an amount of cash equal to $0.11 for each share of Common Stock and the underlying Series G Warrants are not classified within stockholders’ equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $2,397,454. Given that the fair value of the derivative liabilities were less than the net proceeds of the 2018 Financing of $4,461,248, the remaining proceeds of $2,063,794 were allocated to the Common Stock Subscribed but Unissued and additional paid-in capital. During the three months ended December 31, 2020 and 2019, $0  were recorded to decrease the fair value of derivative, respectively.

Fair Value Measurements Using Significant Unobservable Inputs	December 31,	September 30,
(Level 3)	2020	2020
Beginning balance at September 30, 2020 and 2019	$748,275	$748,275

Issuances	—	—

Adjustments to estimated fair value	—	—

Ending balance at December 31, 2020 and September 30, 2020	$748,275	$748,275

The derivative liabilities were valued as of December 31, 2020 and September 30, 2020 using the Black Scholes Model with the following assumptions:

	December 31,	September 30,
	2020	2020
Closing price per share of common stock	$0.15	$0.17
Exercise price per share	$0.70	$0.70
Expected volatility	83.31%	83.31%
Risk-free interest rate	0.15%	0.15%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	2.46	2.71

9.           2018 REGISTERED DIRECT OFFERING

On June 28, 2018, the Company entered into a Securities Purchase Agreement (“2018 SPA”) with 8 accredited investors (“2018 Investors”) providing for the issuance and sale by the Company to the 2018 Investors of an aggregate of 9,070,000 units at a purchase price of $0.50 per Unit in a registered offering (“2018 Financing”). The securities comprising the units sold in the 2018 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, and 0.75 of a Series G Warrant to purchase one share of Common Stock at an exercise price of $0.70 per share at any time prior to the fifth anniversary of the issuance date of the Series G Warrant subject to certain restrictions on exercise (“2018 Warrants”) and the shares issuable upon exercise of the 2018 Warrants, (“2018 Warrant Shares”). On June 30, 2018 the shares were recorded as subscribed but not issued. On July 2, 2018, the Closing Date of the 2018 Financing, the Company issued 9,070,000 shares of Common Stock.

The 2018 SPA contains certain restrictions in the Company’s ability to conduct subsequent sales of its equity securities. In particular, subject to certain customary exemptions, from June 28, 2018 until 90 days after July 2, 2018 (i.e. September 30, 2018), neither the Company nor any subsidiary shall issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or securities convertible, exercisable or exchangeable for Common Stock. Similarly, until such time the three lead investors collectively own less than 20% of the Series G Warrants purchased by them pursuant to the 2018 SPA, the Company is prohibited from effecting or entering into an agreement to effect any issuance by the Company or any of its subsidiaries of Common Stock or securities convertible, exercisable or exchangeable for Common Stock (or a combination of units thereof) involving a Variable Rate Transaction (as defined in the 2018 SPA) including, but not limited to, an equity line of credit or “At-the-Market” financing facility. The gross proceeds to Arch from the 2018 Financing, which were received as of June 29, 2018, were approximately $4.5 million before deducting financing costs of approximately $74,000.

The number of shares of the Company’s Common Stock into which each of the Series G Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series G Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series G Warrant for an amount of cash equal to $0.11 for each share of Common Stock underlying the Series G Warrant.

During the years ended September 30, 2020 and 2019, no Series G Warrants had been exercised. As of September 30, 2020, up to 6,802,500 shares may be acquired upon the exercise of the Series G Warrants.

Common Stock

On June 30, 2018 the shares were recorded as subscribed but not issued. On July 2, 2018, the Closing Date of the 2018 Financing, the Company issued 9,070,000 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series G Warrants relating to the aforementioned 2018 Financing in accordance with ASC 815‑10, Derivatives and Hedging. Since the Company may be required to purchase its Series G Warrants for an amount of cash equal to $0.11 for each share of Common Stock and the underlying Series G Warrants are not classified within stockholders’ equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $2,397,454. Given that the fair value of the derivative liabilities were less than the net proceeds of the 2018 Financing of $4,461,248, the remaining proceeds of $2,063,794 were allocated to the Common Stock Subscribed but Unissued and additional paid-in capital. On July 2, 2018 the Common Stock subscribed but Unissued was recorded as Common Stock. During the years ended September 30, 2020 and 2019, $0 and $1,169,073 were recorded to decrease the fair value of derivative, respectively

Fair Value Measurements Using Significant Unobservable Inputs	September 30,	September 30,
(Level 3)	2020	2019
Beginning balance at beginning of year	$748,275	$1,917,348

Issuances	—	—

Adjustments to estimated fair value	—	(1,169,073)

Ending balance at end of year	$748,275	$748,275

The derivative liabilities were valued as of September 30, 2020 and September 30, 2019 using the Black Scholes Model with the following assumptions:

	September 30,	September 30,
	2020	2019
Closing price per share of common stock	$0.17	$0.24
Exercise price per share	$0.70	$0.70
Expected volatility	83.31%	78.72%
Risk-free interest rate	0.15%	1.56%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	2.71	3.73